Employee share scheme reserve (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Employee share scheme reserve
Employee share scheme reserve	$ 467,063		$ 507,677
Reversal of share-based payment transactions with employees	$ 40,614	$ 386,198